Document and Entity Information	May 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001802450
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 23, 2022
Entity Registrant Name	MSP Recovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39445
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MSPR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.502 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	MSPRW
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 0.00011 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $0.0001
Trading Symbol	MSPRZ
Security Exchange Name	NASDAQ